EXHIBIT 99.11

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2019-A SERIES *

Period	Collection	Accrual	Distribution
From	01-Dec-19	16-Dec-19	15-Jan-20
To	31-Dec-19	15-Jan-20
Days	30

Description of Collateral

On the Distribution Date, the Series 2019-A balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$226,994,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,226,994,000.00

Required Participation Amount	$1,226,994,000.00
Excess Receivables	$82,485,092.97
Excess Funding Account	0.00

Total Collateral	1,309,479,092.97

Collateral as Percent of Notes	130.95%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,735,117,791.74
Total Principal Collections	($1,874,485,889.26)
Investment in New Receivables	$1,893,127,783.58
Receivables Added for Additional Accounts	$0.00
Repurchases	($79,032,467.56)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($740,510,687.33)
Less Servicing Adjustment	($723,349.20)

Ending Balance	$4,933,493,181.97

SAP for Next Period	26.54%

Average Receivable Balance	$4,961,670,116.27
Monthly Payment Rate	37.78%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$16,718,411.66
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$16,718,411.66

Series Allocation Percentage at Month-End	26.54%
Floating Allocation Percentage at Month-End	92.74%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
2/15/2022	8/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	30
LIBOR	1.739750%
Applicable Margin	0.560000%
	2.299750%

	Actual	Per $1000
Interest	1,916,458.33	1.92
Principal	—	—

		1.92
Total Due Investors	1,916,458.33
Servicing Fee	1,022,495.00

Excess Cash Flow	1,176,449.47

Reserve Account
Required Balance	$5,000,000.00
Current Balance	$5,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.14%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	25.44%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.

*

This report amends and restates the report delivered to the Indenture Trustee on or about January 15, 2020 (the “Original Report”), and the revisions to the Original Report reflected in this report had no adverse effect on the payment of principal and interest to investors on the Distribution Date.